Other Current Assets	12 Months Ended
Dec. 31, 2011
Other Current Assets [Abstract]
Other Current Assets

16 Other current assets

Other current assets are summarized as follows:

	000000	000000
	2010	2011
Deferred tax assets	9	5
Derivative instrument assets	4	2
Capitalized unamortized fees related to the issuance of notes	12	9
Prepayments related to Electronics Design Applications (EDA) contracts	1	—
Subsidies	20	34
Prepayments IT-related	10	8
Prepaid rent	5	4
Other prepaid expenses	68	25

	129	87